SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE PROVISION FOR DEFERRED TAX ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance as of January 1,	$ 261,846
Current year addition	147,310	265,614
Write-off	(263,106)
Exchange rate effect	8,243	(3,768)
Balance as of December 31,	$ 154,293	$ 261,846